Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 27,940,000	$ 3,610,000	$ 11,680,000	$ 120,000	$ 43,350,000
SWITZERLAND
Total	920,000				920,000
SWITZERLAND | Canton of Zurich, Cantonal Tax Office Zurich
Total	920,000				920,000
MEXICO
Total	26,220,000	3,610,000	10,350,000	120,000	40,300,000
MEXICO | Government of Mexico, Economy Secretary
Total			8,220,000		8,220,000
MEXICO | Government of Mexico, Energy Regulatory Commission
Total			80,000		80,000
MEXICO | Government of Mexico, National Water Commission
Total			900,000		900,000
MEXICO | Government of Mexico, Secretary of Communications and Transport
Total			30,000		30,000
MEXICO | Government of Mexico, Secretary of Environment and Natural Resources
Total			20,000		20,000
MEXICO | Government of Mexico, Secretary of Finance and Administration
Total			520,000		520,000
MEXICO | Government of Mexico, Secretary of Public Security
Total			30,000		30,000
MEXICO | Government of Mexico, Tax Administration Service
Total	26,220,000	$ 3,610,000	100,000		29,930,000
MEXICO | Government of Mexico, Treasury of the Federation
Total			10,000		10,000
MEXICO | Municipality of Banamichi
Total			310,000		310,000
MEXICO | Municipality of Chalchihuites
Total			20,000		20,000
MEXICO | Municipality of Ocampo
Total			110,000		110,000
MEXICO | Municipality of San Dimas
Total				$ 120,000	120,000
UNITED STATES
Total	800,000		1,330,000		2,130,000
UNITED STATES | Elko County, Elko County Recorders Office
Total			50,000		50,000
UNITED STATES | Elko County, Elko County Treasurer
Total	720,000				720,000
UNITED STATES | Government of the United States of America, Bureau of Land Management
Total			890,000		890,000
UNITED STATES | State of Nevada, Nevada Department of Environmental Protection
Total			220,000		220,000
UNITED STATES | State of Nevada, Nevada Department of Motor Vehicles
Total			10,000		10,000
UNITED STATES | State of Nevada, Nevada Department of Wildlife
Total			40,000		40,000
UNITED STATES | State of Nevada, Nevada Division of Taxation
Total	$ 80,000				80,000
UNITED STATES | State of Nevada, Nevada Division of Water Resources
Total			$ 120,000		$ 120,000